Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Schedule of the Black-Scholes Option-Pricing Model
The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Nine Months Ended September 30,
	2026	2025
Dividend yield	0.00%	0.00%
Expected volatility	28.8%	36.2%
Risk-free interest rate	4.1%	4.1%
Expected term (years)	5.9	5.7

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2025	2024
Dividend yield	0.00%	0.00%
Expected volatility	34.9%	39.7%
Risk-free interest rate	4.1%	4.2%
Expected term (years)	5.7	6.9

Schedule of Stock Option
A summary of stock option activity is as follows:

	Common stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2025	718,094	$1.67	9.4
Granted	499,725	$7.26
Exercised	(11,679)	$2.08
Forfeited or expired	(50,508)	$2.08

Outstanding - September 30, 2026	1,155,632	$4.06	9.0	$23,293

Exercisable - September 30, 2026	508,338	$2.71	7.5	$10,934

A summary of stock option activity is as follows:

	Common stock options	Weighted-average exercise price	Weighted-average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2023	400,922	$0.73	9.4
Granted	342,520	$2.07
Exercised	(6,314)	$0.00
Forfeited / expired	(56,824)	$1.62

Outstanding - December 31, 2024	680,304	$1.35	10.0
Granted	166,051	$2.09
Exercised	(4,923)	$2.07
Forfeited	(123,338)	$0.44

Outstanding - December 31, 2025	718,094	$1.67	9.4	$304,006

Exercisable - December 31, 2025	328,849	$1.33	7.94	$251,094

Schedule of Restricted Stock Award
A summary of restricted stock award activity for the nine months ended September 30, 2026, is as follows:

	Number of Shares	Weighted- Average Grant-Date Fair Value
Nonvested - December 31, 2025	108,517	$—
Granted	505,098	27.50
Vested	(88,787)	—
Forfeited	—	—

Nonvested - September 30, 2026	524,828	$26.46

A summary of restricted stock award activity for the year ended December 31, 2025 is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - January 1, 2025	226,899	$0.0002
Vested	(118,382)	$0.0002

Nonvested - December 31, 2025	108,517	$0.0002

Schedule of Stock Based Compensation Expense
Stock-based compensation expense is included in the unaudited condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Research and development	$26	$—	$74	$38
General and administrative	111	29	354	47

Total stock-based compensation	$137	$29	$428	$85

Stock based compensation expense is included in the consolidated statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2025	2024
Research and development	81,015	$68,281
General and administrative	43,832	27,732

Total stock-based compensation	$124,847	$96,013